Financial risk management - Credit risk - guarantees on real estate loans (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Securities	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Real Estate loans
Disclosure of credit risk exposure [line items]
Securities	5,121,411	3,471,354	2,519,153
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Lower Than 30 Percent
Disclosure of credit risk exposure [line items]
Securities	582,421	467,960	337,786
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 31 and 50 Percent
Disclosure of credit risk exposure [line items]
Securities	1,584,454	1,291,130	1,048,916
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 51 and 70 Percent
Disclosure of credit risk exposure [line items]
Securities	2,116,015	1,314,740	828,618
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 71 and 90 Percent
Disclosure of credit risk exposure [line items]
Securities	756,870	370,357	296,870
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Higher Than 90 Percent
Disclosure of credit risk exposure [line items]
Securities	R$ 81,651	R$ 27,167	R$ 6,963